Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred revenues and gains (note 2)	$ 23,732	$ 28,612
Guarantee liabilities	11,818	10,113
Asset Retirement Obligations, Noncurrent	37,996	31,068
Pension liabilities	9,172	7,238
In-process revenue contracts	0	11,866
Derivative liabilities (note 15)	33,566	51,914
Unrecognized tax benefits (note 21)	70,738	62,958	$ 40,556	$ 31,061
Office lease liability – long-term (note 1)	29,182	87,171
Other	1,689	2,325
Other long-term liabilities (notes 6 and 15)	198,107	216,348
Office Building [Member]
Office lease liability – long-term (note 1)	$ 9,396	$ 10,254